Pledged assets	12 Months Ended
Dec. 31, 2024
Pledged assets [Abstract]
Pledged assets
20.	Pledged assets

(a)	Assets pledged as collateral as of December 31, 2023 and 2024 are as follows:

	2023		2024	Reasons for collateral
Loans at fair value through profit or loss	~~W~~	49,902	—	Pledge for borrowing transaction
Loans at amortized cost		124,420	119,699	Pledge for borrowing transaction
Securities:
Securities at FVTPL		18,525,421	14,837,334	Customer RP, etc.
Securities at FVOCI		12,164,955	10,223,916	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc.
Securities at amortized cost		17,659,715	1,464,788	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.

		48,350,091	26,526,038

Deposits at amortized cost		1,500,246	1,845,022	Borrowings, etc.
Property and Equipment (real estate)		5,039	5,515	Establishing the right to collateral security, etc.

	~~W~~	50,029,698	28,496,274

(*)
The carrying amounts of assets pledged that the pledgees have the right to sell or re-pledge regardless of the Group’s default as of December 31, 2023 and 2024 are
~~W~~
16,345,580 million and
~~W~~
13,579,738 million, respectively.

(b)	The fair value of collateral held that the Group has the right to sell or re-pledge regardless of the pledger’s default as of December 31, 2023 and 2024 are as follows:

	2023			2024
	The fair value of assets received as collateral		The fair value of collateral sold or re-provided as collateral	The fair value of assets received as collateral	The fair value of collateral sold or re-provided as collateral
Securities	~~W~~	14,372,408	—	14,854,920	—